Fair Value Accounting	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Financial Instruments

14.  Fair Value Accounting

The following table sets forth the Company’s assets measured at fair value by level within the fair value hierarchy. As required by accounting guidance, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value at December 31, 2013
		Total	Level 1	Level 3

Assets:
	Cash equivalents	$3,000	$3,000	$-
	Marketable securities	176	176	-
	Other Investments (Midas Gold shares)	20,990	20,990	-
	Amayapampa interest	4,813	-	4,813
	Mill Equipment	6,500	-	6,500

		Fair value at December 31, 2012
		Total	Level 1	Level 3

Assets:
	Cash equivalents	$15,834	$15,834	$-
	Marketable securities	626	626	-
	Other Investments (Midas Gold shares)	69,489	69,489	-
	Amayapampa interest	4,813	-	4,813
	Mill Equipment	10,000	-	10,000

Our cash equivalent instruments, marketable securities and investment in Midas Gold shares are classified as Level 1 of the fair value hierarchy as they are valued at quoted market prices in an active market.

The estimated fair value of the Amayapampa interest is based on probability-weighted cash flow scenarios discounted using a risk-adjusted discount rate (15%) and assumptions including future gold prices (average gold prices realized range from $832 to $884, depending on timing of assumed start-up), estimated 9 years life-of-mine gold production of 615,000 ounces and the expected timing of the start of commercial production (periods ranging from 2 to 4 years, or never), which are management’s best estimates based on currently available information.  Significant changes in any of the unobservable inputs in isolation would result in a significant change in fair value estimate.

The Company incurred a Level 3 impairment loss on certain mill equipment (Note 7) for the years ended December 31, 2013 and 2012. This equipment was valued at $6,500 and $10,000, at December 31, 2013 and 2012, respectively, based on a third party assessment of the projected sale value given full consideration to current market conditions and an orderly sale process. This valuation was used to determine the Level 3 impairment charge taken in 2013 and 2012. The mill equipment is categorized as assets held for sale on the Consolidated Balance Sheets.

At December 31, 2013, the assets classified within Level 3 of the fair value hierarchy represent 32% of the total assets measured at fair value. There were no transfers between levels in 2013.